SCHEDULE OF EMPLOYEE GRATUITY PLANS (Details) - USD ($)	8 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Projected benefit obligation, beginning balance	$ 65,550		$ 85,594
Service cost	6,982		10,746
Interest cost	3,106		5,595
Benefits paid	(1,932)		(19,033)
Actuarial gain (loss) on the Obligation	13,086		23,761
Effect of exchange rate changes	(1,198)		(2,090)
Projected benefit obligation, ending balance	85,594	$ 85,594	104,573
Unfunded amount - non-current	74,781	74,781	94,023
Unfunded amount - current	10,813	10,813	10,550
Total accrued liability	$ 85,594	85,594	$ 104,573
The weighted average actuarial assumptions used to determine benefit obligations and net periodic gratuity cost : Discount rate	6.70%		5.55%
The weighted average actuarial assumptions used to determine benefit obligations and net periodic gratuity cost : Rate of increase in compensation levels	10.00%		10.00%
Other Long-term Employee Benefits - Leave Encashment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Projected benefit obligation, beginning balance	$ 24,243		$ 33,070
Service cost	3,646		10,746
Interest cost	940		5,595
Benefits paid	(919)		(2,212)
Actuarial gain (loss) on the Obligation	5,617		(3,969)
Effect of exchange rate changes	(457)		(806)
Projected benefit obligation, ending balance	33,070	33,070	42,424
Unfunded amount - non-current	27,682	27,682	37,306
Unfunded amount - current	5,388	5,388	5,118
Total accrued liability	$ 33,070	33,070	$ 42,424
The weighted average actuarial assumptions used to determine benefit obligations and net periodic gratuity cost : Discount rate	6.70%		5.55%
The weighted average actuarial assumptions used to determine benefit obligations and net periodic gratuity cost : Rate of increase in compensation levels	10.00%		10.00%
Components of net period benefit costs [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Service cost	$ 6,982		$ 10,746
Interest cost	3,106		5,595
Actuarial gain (loss) on the Obligation	11,888		23,761
Components of net period benefit costs	$ 21,976		40,102
Components of net period benefit costs [Member] | Other Long-term Employee Benefits - Leave Encashment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Service cost		3,646	10,746
Interest cost		940	5,595
Actuarial gain (loss) on the Obligation		5,160	(3,969)
Components of net period benefit costs		$ 9,746	$ 12,372